Financial items	12 Months Ended
Dec. 31, 2017
Finance Income Expense [Abstract]
Disclosure of finance income (cost) [text block]

8 Financial items

	Full year
(in USD million)	2017	2016	2015

Foreign exchange gains (losses) derivative financial instruments	(920)	353	548
Other foreign exchange gains (losses)	1,046	(473)	(793)

Net foreign exchange gains (losses)	126	(120)	(245)

Dividends received	63	46	42
Gains (losses) financial investments	108	(0)	47
Interest income financial investments	64	63	76
Interest income non-current financial receivables	24	22	23
Interest income current financial assets and other financial items	228	305	208

Interest income and other financial items	487	436	396

Gains (losses) derivative financial instruments	(61)	470	(491)

Interest expense bonds and bank loans and net interest on related derivatives	(1,004)	(830)	(707)
Interest expense finance lease liabilities	(26)	(26)	(27)
Capitalised borrowing costs	454	355	392
Accretion expense asset retirement obligations	(413)	(420)	(481)
Interest expense current financial liabilities and other finance expense	86	(122)	(147)

Interest and other finance expenses	(903)	(1,043)	(971)

Net financial items	(351)	(258)	(1,311)

Statoil's main financial items relate to assets and liabilities categorised in the held for trading category and the amortised cost category. For more information about financial instruments by category see note 25 Financial instruments: fair value measurement and sensitivity analysis of market risk.

The line item interest expense bonds and bank loans and net interest on related derivatives primarily includes interest expenses of USD 1,084 million, USD 1,018 million and USD 1,041 million from the financial liabilities at amortised cost category. This was partly offset by net interest income on related derivatives from the held for trading category, USD 80 million, USD 188 million and USD 334 million for 2017, 2016 and 2015, respectively.

The line item gains (losses) derivative financial instruments primarily includes fair value loss from the held for trading category of USD 77 million, a gain of USD 454 million and a loss of USD 492 million for 2017, 2016 and 2015, respectively.

The line item interest expense current financial liabilities and other finance expense includes an income of USD 319 million in 2017 related to release of a provision. See note 23 Other commitments and contingencies.

Foreign exchange gains (losses) derivative financial instruments include fair value changes of currency derivatives related to liquidity and currency risk.

The line item foreign exchange gains (losses) includes a net foreign exchange gain of USD 427 million, a loss of USD 205 million and a loss of USD 1,208 million from the held for trading category for 2017, 2016 and 2015, respectively.